Share-based payments - RSUs issued and outstanding (Details) - Restricted share units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments
Weighted average remaining contractual life (years)	1 year 9 months 10 days
Number of awards outstanding	4,763,443	4,852,299	3,544,887
Number of RSUs vested exercisable	2,762,184
July 10, 2027
Share-based payments
Weighted average remaining contractual life (years)	1 year 6 months 7 days
Number of awards outstanding	3,103,248
Number of RSUs vested exercisable	1,438,252
July 31, 2027
Share-based payments
Weighted average remaining contractual life (years)	1 year 6 months 29 days
Number of awards outstanding	1,291,058
Number of RSUs vested exercisable	1,291,058
October 31, 2027
Share-based payments
Weighted average remaining contractual life (years)	1 year 9 months 29 days
Number of awards outstanding	32,874
Number of RSUs vested exercisable	32,874
September 30, 2030
Share-based payments
Weighted average remaining contractual life (years)	4 years 9 months
Number of awards outstanding	147,242
December 30, 2030
Share-based payments
Weighted average remaining contractual life (years)	5 years
Number of awards outstanding	189,021